Document and Entity Information	Oct. 22, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001856725
Document Type	8-K
Document Period End Date	Oct. 22, 2025
Entity Registrant Name	RANI THERAPEUTICS HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40672
Entity Tax Identification Number	86-3114789
Entity Address, Address Line One	2051 Ringwood Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	(408)
Local Phone Number	457-3700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value
Trading Symbol	RANI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false